Label	Element	Value
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Bitcoin Structured Alt Protection ETF — Month TBD 1
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

Calamos Bitcoin Structured Alt Protection ETF — Month TBD 1 (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, track the positive price return of the iShares Bitcoin Trust ETF (IBIT) (the "Underlying ETP") which, in turn, owns bitcoin that is held by a bitcoin custodian on behalf of the Underlying ETP up to a cap of [ %] (the "Cap"), while protecting against 100% of negative price return of the Underlying ETP (before fees and expenses), for the period from ____________202[ ] through __________ 202[ ].

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETP's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETP's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in over-the-counter Options ("OTC Options") and, if and when available, Flexible EXchange Options ("FLEX Options") that reference the price performance of the Underlying ETP. The Fund will also invest in U.S. Treasury securities with remaining maturities of one year or less and cash and cash equivalents. If and when they become available, the Fund intends to utilize FLEX Options in place of all OTC Options. The Fund will not invest directly in bitcoin.

The Underlying ETP issues shares representing fractional undivided beneficial interests in its net assets. The assets of the Underlying ETP consist primarily of bitcoin held by a custodian on behalf of the Underlying ETP. The Underlying ETP seeks to reflect generally the performance of the price of bitcoin. The Underlying ETP seeks to reflect such performance before payment of the Underlying ETP's expenses and liabilities. The shares are backed by the assets of the Underlying ETP and are intended to constitute a simple means of making an investment similar to an investment in bitcoin rather than by acquiring, holding and trading bitcoin directly on a peer-to-peer or other basis or via a digital asset trading platform. See "The Underlying ETP" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETP. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses OTC Options and, if and when available, FLEX Options (the "Options Portfolio"), U.S. Treasury securities with remaining maturities of one year or less, and cash and cash equivalents to employ a "capital protected target outcome strategy". Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETP (the "Capital Protection") and upside participation to a stated cap (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETP over an Outcome Period. As noted above, at this time FLEX Options related to the Underlying ETP are not currently available for trading but are expected to be used by the Fund if and when they do become available.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETP appreciates over the Outcome Period, the OTC Options and, if and when available, FLEX Options, held by the Fund seek to provide upside participation matching that of the Underlying ETP, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETP decreases over the Outcome Period, the U.S. Treasury securities with remaining maturities of one year or less and cash and cash equivalents held by the Fund seek to provide protection against 100% of Underlying ETP losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETP as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on [ ], through [ ], the Cap is [ ]% and the Capital Protection is [ ]%. When the Fund's fees and expenses are taken into account, the Cap is [ ]% and the Capital Protection is [ ]%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from [ ] through [ ]. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of OTC Options and, if and when available, FLEX Options, that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the OTC Options and, if and when available, FLEX Options, and U.S. Treasury securities it held for that Outcome Period. It will then invest in a new series of OTC Options and, if and when available, FLEX Options and U.S. Treasury securities with an expiration date, in the case of the options, and a maturity date in the case of the U.S. Treasury securities, of approximately one year in the future, and a new Outcome Period will begin. Each of the OTC Options and, if and when available, FLEX Options', value is ultimately derived from the performance of the Underlying ETP's share price during that time. As the terms of the OTC Options and FLEX Options do not generally change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETP during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETP, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the Underlying ETP. The investments that the Fund intends to utilize for its 80% investment policy include OTC options and, if and when available, FLEX Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Explanation of diagram:

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETP's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETP's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETP. References to the Bitcoin Reference Asset in the charts below are intended to refer to the Underlying ETP.

The Advisor seeks to provide investment exposure to the price performance experienced by the Underlying ETP through the Options Portfolio while seeking to limit losses against significant decreases in the price of the Underlying ETP through the protection layer provided by the Fund's Treasury Portfolio. The Advisor seeks to specifically select the strike price for each contract in the Options Portfolio such that if the options were exercised on the expiration date (the final day of the option term set at approximately one year), the Fund's portfolio would experience the price return of the Underlying ETP subject to a maximum gain on the price performance of the Underlying ETP over the duration of the options contracts and would seek to be protected from losses to the extent of the value of the Treasury Portfolio.

PORTFOLIO INVESTMENT	INVESTMENT TERMS	PORTFOLIO INVESTMENT PERCENTAGE	TARGET PORTFOLIO MATURITY
Treasury Portfolio	Multiple series of U.S. Treasury Bills supported by full faith and credit of U.S. government	Approximately 95% at the time of investment	1 year
Purchased call option contracts on Underlying ETP	"At-the-money" (i.e., strike price equal to the current bitcoin reference asset market price) call options at approximately 100% of Underlying ETP price at the time of investment	Approximately 30% at the time of investment	1 year
Sold call option contracts on Underlying ETP	"out-of-the-money" (i.e., strike price is more than the current Underlying ETP price) options used to help fund purchased call option contracts	Approximately -25% at the time of investment	1 year

1.  Calamos Bitcoin Structured Alt Protection ETF — Month TBD 1 Capital Protection Layer: The grey line represents the Capital Protection Layer. The Fund purchases multiple series of US Treasury securities with weighted average maturities of approximately one (1) year or less to provide the protection level. In the event that the Underlying ETP decreases in value over the duration of the option contracts to a price that is lower than the strike price of the option contract, the Fund's options positions would not be exercised and the Fund's value would be comprised primarily of the US Treasury securities, cash and cash equivalents. The U.S. Treasury securities held by the Fund are intended to provide the downside protection against decreases in the price of the Underlying ETP. There is no guarantee that the portion of the Fund's portfolio consisting of U.S. Treasury securities will retain sufficient value to provide the level of portfolio protection sought by the Fund. The value of the Fund's holdings in U.S. Treasury securities may increase (providing a higher protection level and therefore more protection to shareholders) or decrease (providing a lower protection level and therefore less protection to shareholders).

2.  Capped Upside Layer (the "Cap") The black line represents the capped upside layer — The Fund simultaneously enters into long at-the-money call options related to the Underlying ETP, and a short an out-of-the money call option (to help offset the cost of the long call Options), which allows the Fund's participation in the upside price movement of the Underlying ETP, to a specific cap rate. The Fund's sold options effectively set an upper limit on the Fund's possible performance relative to the Underlying ETP by selling the Fund's ability to participate in increases in the share price of the Underlying ETP beyond the strike price of the sold call Options over the duration of the Outcome Period and setting a limit on the Underlying ETP's price performance gains for the duration of the Outcome Period. The strike price for the sold call options is dependent upon prevailing market conditions at the times the Fund originally enters into the options contracts. The Fund will purchase U.S. Treasury securities with maturities that align with the Outcome Period to provide the sought-after protection for the Capital Protection Layer.

If and when FLEX Options become available, the Fund's adviser, Calamos Advisors LLC (the "Advisor"), intends to substitute FLEX Options for all OTC Options for purposes of the Upside Participation Layer (Cap) described above.

While the Advisor will seek to invest the Fund's portfolio in OTC options and, if and when available, FLEX Options, and U.S. Treasury securities, each with one (1) year expiration in the case of options, or one (1) year or less maturities in the case of U.S. Treasury securities, these expiration and maturity dates may not be precisely one (1) year as a result of market conditions at the time of purchase. In addition, the percentage of the U.S. Treasury securities and the OTC Options and FLEX Options that is established at the time of purchase may be greater than or less than the sought-after allocation of the Fund's net assets between U.S. Treasuries and OTC Options and FLEX Options, due to market conditions at the time of executing the Fund's OTC Options and FLEX Options portfolio. While the Advisor will target a U.S. Treasury securities portfolio value as a percentage of the Fund's net assets at the time of entering into the OTC Options and FLEX Options, the value of the Treasury Portfolio will also increase and decrease due to market conditions over the Outcome Period.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETP at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETP as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETP's price performance. As the Underlying ETP price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETP price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETP's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETP has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETP (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a Cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETP experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETP, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETP volatility, and, by way of example, the relationship of puts and calls on the OTC options and FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund will engage in investment strategies to purchase U.S. Treasury securities, and purchase and sell a series of OTC call Options and, if and when available, FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. The Fund's purchased call options provide the Fund exposure to the price return of the Underlying ETP (gains and losses) starting at 100% of the then-current share price of the Underlying ETP. The Options Portfolio, through these purchased call options, seeks to provide investment returns that match the performance of the share price of the Underlying ETP. As the purchaser of these derivative positions, the Fund is obligated to pay, in the case of options, a premium to the seller of those options in addition to paying other specified transaction costs. The Fund also sells call options to help pay the premium of the purchased call options that allow the Fund's participation in the Underlying ETP's price performance. The Fund's sold call options effectively sell the Fund's ability to participate in increases in the share price of the Underlying ETP beyond the strike price of the sold call options over the duration of the Options Portfolio and sets an upper limit (the Cap) on the Underlying ETP's price performance gains for the duration of the options contracts (the Target Outcome Period). The strike price for the sold call options (i.e., the Cap) is dependent upon prevailing market conditions at the times the Fund originally enters into the call options contracts. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETP. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of derivative transactions and U.S. Treasury securities to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing OTC Options, FLEX Options, or may not receive timely payment from its counterparties. In addition, while the Advisor will target a U.S. Treasury securities portfolio value as a percentage of the Fund's net assets at the time of entering into the OTC options and FLEX Options, the value of the Treasury Portfolio and any cash and cash equivalents will also increase and decrease due to market conditions over the Outcome Period. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written call OTC Options, and if and when available, FLEX Options, that reference the Underlying ETP. Because the value of the Fund is based on options or other derivative transactions that reference the Underlying ETP and not the Underlying ETP directly, variations in the value of such derivative positions impact the correlation between the Fund's NAV and the price of the Underlying ETP. As noted above, at this time FLEX Options related to the Underlying ETP are not currently available for trading but are expected to be used by the Fund when they do become available.

General Information about OTC Options

Over-the-counter (OTC) Options are purchased from or sold to sellers or purchasers ("Counterparties") through direct bilateral agreements with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The staff of the SEC currently takes the position that OTC Options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC Option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is "in the money") are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

The OTC Options that the Fund will hold that reference the Underlying ETP will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETP, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETP's value and a strike price, depending on whether the Fund purchases or sells the option. The OTC Options held by the Fund are European style options, which are exercisable at the strike price only on the OTC Option expiration date. The Fund will generally, under normal conditions, hold OTC Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETP or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETP or a cash payment). The Fund intends to structure the OTC Options so that any amount owed by the Fund on the written OTC Options will be covered by payouts at expiration from the purchased OTC Options. As a result, the Fund expects the OTC Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written OTC Options and pays premiums in exchange for the purchased OTC Options. Each of the OTC Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the OTC Options purchased and sold on the first day of the Outcome Period. On the OTC Options expiration date, the Fund intends to sell the OTC Options prior to their expiration or cash-settle the OTC Options and use the resulting proceeds to purchase new OTC Options for the next Outcome Period.

Additional Information Regarding the Availability of FLEX Options

As noted above, at this time FLEX Options related to the Underlying ETP are not currently available for trading but are expected to be used by the Fund in place of OTC Options if and when they do become available.

Each of CBOE Exchange, Inc. (for options on any bitcoin ETP), NYSE Arca, Inc. (for options on any commodity ETP, which would include those on any bitcoin ETP), and Nasdaq ISE, LLC (for options on the Underlying ETP) have filed applications under Rule 19b-4 of the Securities Exchange Act of 1934, as amended ("Exchange Act"), with the SEC to amend their listing standards and allow listing of options on bitcoin ETPs. Nasdaq ISE also filed a subsequent application to allow listing of options on any bitcoin ETP. The SEC will solicit public comment on each of these applications and may request that the applications be withdrawn and resubmitted. The SEC is required to approve or disapprove, or institute proceedings to determine whether to disapprove the proposed rule change. Section 19(b)(2) of the Exchange Act requires that, after initiating disapproval proceedings, the SEC issue an order approving or disapproving the proposed rule change within 180 days of the publication date of the notice of the proposed rule change. The SEC may extend the period for issuing such order by not more than 60 days if the SEC determines that a longer period is appropriate and publishes reasons for such determination. It is not possible to estimate when such applications may be approved by the SEC and there is no guarantee that FLEX Options will ever be approved by the SEC.

Prior to the contracts being listed, the Options Clearing Corporation (the "OCC") also will have to make its own proposed rule change filings with the SEC and, potentially, with the CFTC, in order to change the OCC rules to allow it to clear such options. There is no guarantee that FLEX Options will ever be approved by the SEC and CFTC.

The Underlying ETP

The Underlying ETP is a Delaware statutory trust that issues shares representing fractional undivided beneficial interests in its net assets. The assets of the Underlying ETP consist primarily of bitcoin held by a custodian on behalf of the Underlying ETP. The Underlying ETP seeks to reflect generally the performance of the price of bitcoin. The Underlying ETP seeks to reflect such performance before payment of the Underlying ETP's expenses and liabilities. iShares Delaware Trust Sponsor LLC (the "Sponsor") is the sponsor of the Underlying ETP; Wilmington Trust, National Association, a national association (the "Delaware Trustee"), is the Delaware trustee of the Underlying ETP; BlackRock Fund Advisors (the "Trustee") is the trustee of the Underlying ETP; Coinbase Custody Trust Company, LLC (the "Bitcoin Custodian") is the custodian for the Underlying ETP's bitcoin holdings; and The Bank of New York Mellon is the custodian for the Underlying ETP's cash holdings (the "Cash Custodian" and together with the Bitcoin Custodian, the "Custodians") and the administrator of the Underlying ETP (the "Trust Administrator"). The Underlying ETP is not an investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Sponsor is not registered with the Securities and Exchange Commission ("SEC") as an investment adviser and is not subject to regulation by the SEC as such in connection with its activities with respect to the Trust. The Underlying ETP is not a commodity pool for purposes of the Commodity Exchange Act of 1936, as amended (the "Commodity Exchange Act" or "CEA"), and the Sponsor is not subject to regulation by the Commodity Futures Trading Commission (the "CFTC") as a commodity pool operator or a commodity trading advisor with respect to the Underlying ETP.

The Underlying ETP intends to issue its shares on a continuous basis and has registered an indeterminate number of shares with the SEC in accordance with Rule 456(d) and 457(u). The Underlying ETP issues and redeems Shares only in blocks of 40,000 or integral multiples thereof, based on the quantity of bitcoin attributable to each share (net of accrued but unpaid remuneration due to the Sponsor (the "Sponsor's Fee") and any accrued but unpaid expenses or liabilities). A block of 40,000 Shares is called a "Basket." These transactions take place in exchange for cash. Subject to The Nasdaq Stock Market LLC ("NASDAQ") receiving the necessary regulatory approval to permit the Underlying ETP to create and redeem shares in-kind for bitcoin (the "In-Kind Regulatory Approval"), these transactions may also take place in exchange for bitcoin. The timing of the In-Kind Regulatory Approval is unknown, and there is no guarantee that NASDAQ will receive the In-Kind Regulatory Approval at any point in the future. If NASDAQ receives the In-Kind Regulatory Approval and if the Sponsor chooses to allow in-kind creations and redemptions, the Underlying ETP will notify the owners of the beneficial interests of Shares (the "Shareholders") in a prospectus supplement, in its periodic Exchange Act reports and on the Trust's website. Baskets will be offered continuously at the net asset value per share ("NAV") for 40,000 Shares. Only registered broker-dealers that become authorized participants by entering into a contract with the Sponsor and the Trustee ("Authorized Participants") may purchase or redeem Baskets. Shares will be offered to the public from time to time at varying prices that will reflect the price of bitcoin and the trading price of the Shares on NASDAQ at the time of the offer.

The Authorized Participants will deliver only cash to create shares and will receive only cash when redeeming shares. Further, Authorized Participants will not directly or indirectly purchase, hold, deliver, or receive bitcoin as part of the creation or redemption process or otherwise direct the Underlying ETP or a third party with respect to purchasing, holding, delivering, or receiving bitcoin as part of the creation or redemption process.

The Underlying ETP will create shares by receiving bitcoin from a third party that is not the Authorized Participant and the Underlying ETP — not the Authorized Participant — is responsible for selecting the third party to deliver the bitcoin. Further, the third party will not be acting as an agent of the Authorized Participant with respect to the delivery of the bitcoin to the Underlying ETP or acting at the direction of the Authorized Participant with respect to the delivery of the bitcoin to the Underlying ETP. The Underlying ETP will redeem Shares by delivering bitcoin to a third party that is not the Authorized Participant and the Trust — not the Authorized Participant — is responsible for selecting the third party to receive the bitcoin. Further, the third party will not be acting as an agent of the Authorized Participant with respect to the receipt of the bitcoin from the Underlying ETP or acting at the direction of the Authorized Participant with respect to the receipt of the bitcoin from the Underlying ETP. The third party will be unaffiliated with the Trust and the Sponsor.

The Sponsor has the exclusive authority to determine the net asset value of the Underlying ETP, which it has delegated to the Trustee under the Trust Agreement. The Trustee has delegated to the Trust Administrator the responsibility to calculate the net asset value of the Underlying ETP and the NAV, based on a pricing source selected by the Trustee. The Trust Administrator will determine the net asset value of the Underlying ETP each Business Day. In determining the net asset value of the Underlying ETP, the Trust Administrator values the bitcoin held by the Underlying ETP based on the Index, unless the Sponsor in its sole discretion determines that the Index is unreliable. The CF Benchmarks Index (defined below) shall constitute the Index, unless the CF Benchmarks Index is not available or the Sponsor in its sole discretion determines CF Benchmarks Index is unreliable as the Index and therefore determines not to use the CF Benchmarks Index as the Index. If the CF Benchmarks Index is not available or the Sponsor determines, in its sole discretion, that the CF Benchmarks Index is unreliable (together a "Fair Value Event"), the Underlying ETP's holdings may be fair valued on a temporary basis in accordance with the fair value policies approved by the Trustee. Additionally, the Trust Administrator will monitor for unusual prices, and escalate to the Trustee if detected. If the CF Benchmarks Index is not used, the Underlying ETP will notify Shareholders in a prospectus supplement, in its periodic Exchange Act reports and/or on the Underlying ETP's website.

On each Business Day, as soon as practicable after 4:00 p.m. ET, the Underlying ETP evaluates the bitcoin held by the Underlying ETP as reflected by the CF Benchmarks Index and determines the net asset value of the Underlying ETP and the NAV. For purposes of making these calculations, a Business Day means any day other than a day when NASDAQ is closed for regular trading.

CF Benchmarks Index is calculated as of 4:00 p.m. ET. The CF Benchmarks Index is designed based on the International Organization of Securities Commission's ("IOSCO") Principles for Financial Benchmarks and is a Registered Benchmark under UK BMR. The Index Administrator is CF Benchmarks Ltd a UK incorporated company authorized and regulated by the UK FCA as a Benchmark Administrator.

The CF Benchmarks Index was created to facilitate financial products based on bitcoin. It serves as a once-a-day benchmark rate of the U.S. dollar price of bitcoin (USD/BTC), calculated as of 4:00 p.m. ET. The CF Benchmarks Index aggregates the trade flow of several bitcoin platforms, during an observation window between 3:00 p.m. and 4:00 p.m. ET into the U.S. dollar price of one bitcoin at 4:00 p.m. ET. Specifically, the CF Benchmarks Index is calculated based on the "Relevant Transactions" (as defined below) of all of its Constituent Platforms, as follows:

•  All Relevant Transactions are added to a joint list, recording the time of execution, and trade price for each transaction.

•  The list is partitioned by timestamp into 12 equally-sized time intervals of 5 (five) minute length.

•  For each partition separately, the volume-weighted median trade price is calculated from the trade prices and sizes of all Relevant Transactions, i.e., across all Constituent Platforms. A volume-weighted median differs from a standard median in that a weighting factor, in this case trade size, is factored into the calculation.

•  The Bitcoin Reference Rate ("BRR") is then determined by the equally-weighted average of the volume medians of all partitions.

The CF Benchmarks Index is solely calculated from spot Bitcoin-USD transactions conducted on Constituent Platforms within the observation window of 3:00 p.m. to 4:00 p.m. ET, it does not include any futures prices in its methodology. A "Relevant Transaction" is any cryptocurrency versus U.S. dollar spot trade that occurs during the observation window between 3:00 p.m. and 4:00 p.m. ET on a Constituent Platform in the BTC/USD pair that is reported and disseminated by a Constituent Platform through its publicly available Application Programming Interface ("API") and observed by the Index Administrator. Although the CF Benchmarks Index is intended to accurately capture the market price of bitcoin, third parties may be able to purchase and sell bitcoin on public or private markets and such transactions may take place at prices materially higher or lower than the CF Benchmarks Index price.

The Underlying ETP's shares are listed and traded on NASDAQ under the ticker symbol "IBIT." Market prices for the shares may be different from the NAV.

The CME CF Bitcoin Reference Rate — New York Variant for the Bitcoin — U.S. Dollar trading pair (the "CF Benchmarks Index"), produced by CF Benchmarks Ltd., on September 10, 2024 was $57,691.78.

Except when aggregated in Baskets, the Underlying ETP's shares are not redeemable securities. Baskets are only redeemable by Authorized Participants.

Fund investors will not receive dividends from the Underlying ETP.

The Sponsor has filed on behalf of the Underlying ETP a registration statement on Form S-1 with the SEC under the Securities Act of 1933, as amended, that you may inspect, without charge, online at www.sec.gov.

The Underlying ETP is subject to the informational requirements of the Exchange Act, and the Sponsor will, on behalf of the Underlying ETP, file certain reports, proxies and other information with the SEC, including information on the Underlying ETP's creations, redemptions, custody and valuation. These filings will contain certain important information that does not appear in the Underlying ETP's prospectus. For further information about the Underlying ETP, you may read and copy these filings at the SEC's Internet site (www.sec.gov), which also contains reports and other information regarding issuers that file electronically with the SEC.

Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the peer-to-peer bitcoin network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the bitcoin network, the infrastructure of which is collectively maintained by its user base. The bitcoin network allows people to exchange tokens of value, called bitcoin, which are recorded on a public transaction ledger known as the Bitcoin Blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on bitcoin platforms that enable trading in bitcoin or in individual end-user-to-end-user transactions under a barter system.

The bitcoin network is commonly understood to be decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of bitcoin. Rather, bitcoin is created and allocated by the bitcoin network protocol through a "mining" process. The value of bitcoin is determined by the supply of and demand for bitcoin-on-bitcoin platforms or in private end-user-to-end-user transactions.

New bitcoin are created and rewarded to the miners of a block in the Bitcoin Blockchain for verifying transactions. The Bitcoin Blockchain is a shared database that includes all blocks that have been solved by miners and it is updated to include new blocks as they are solved. Each bitcoin transaction is broadcast to the bitcoin network and, when included in a block, recorded in the Bitcoin Blockchain. As each new block records outstanding bitcoin transactions, and outstanding transactions are settled and validated through such recording, the Bitcoin Blockchain represents a complete, transparent and unbroken history of all transactions of the bitcoin network.

The bitcoin network was initially contemplated in a white paper that also described bitcoin and the operating software to govern the bitcoin network. The white paper was purportedly authored by Satoshi Nakamoto. However, no individual with that name has been reliably identified as bitcoin's creator, and the general consensus is that the name is a pseudonym for the actual inventor or inventors. The first bitcoins were created in 2009 after Nakamoto released the bitcoin network source code (the software and protocol that created and launched the Bitcoin network). The bitcoin network has been under active development since that time by a loose group of software developers who have come to be known as core developers.

The bitcoin network is kept running by computers all over the world. In order to incentivize those who incur the computational costs of securing the network by validating transactions (e.g., "miners"), there is a reward that is given to the computer that was able to create the latest block on the chain. Every 10 minutes, on average, a new block is added to the Bitcoin Blockchain with the latest transactions processed by the network, and the computer that generated this block is currently awarded 3.125 bitcoin. Over time, rewards are expected to be proportionate to the computational power of each machine. New bitcoins are only created through the mining process. This deliberately controlled rate of bitcoin creation means that the number of bitcoin in existence will increase at a controlled rate until the number of bitcoin in existence reaches the pre-determined 21 million bitcoin. However, the 21 million supply cap could be changed in a hard fork. As of December 31, 2023, approximately 19.6 million bitcoins were outstanding and the date when the 21 million bitcoin limitation will be reached is estimated to be the year 2140.

Each bitcoin network address, or wallet, is associated with a unique "public key" and "private key" pair. To receive bitcoin, the bitcoin recipient must provide its public key to the party initiating the transfer. This activity is analogous to a recipient for a transaction in U.S. dollars providing a routing address in wire instructions to the payor so that cash may be wired to the recipient's account. The payor approves the transfer to the address provided by the recipient by "signing" a transaction that consists of the recipient's public key with the private key of the address from where the payor is transferring the bitcoin. The recipient, however, does not make public or provide to the sender its related private key. Since every computation on the bitcoin network requires the payment of bitcoin, including verification and memorialization of bitcoin transfers, there is a transaction fee involved with the transfer, which is based on computation complexity and not on the value of the transfer and is paid by the payor with a fractional number of bitcoin.

Neither the recipient nor the sender reveals their private keys in a transaction because the private key authorizes transfer of the funds in that address to other users. Therefore, if a user loses his private key, the user may permanently lose access to the bitcoin contained in the associated address. Likewise, bitcoin is irretrievably lost if the private key associated with them is deleted and no backup has been made. When sending bitcoin, a user's bitcoin network software program must validate the transaction with the associated private key. The resulting digitally validated transaction is sent by the user's bitcoin network software program to the Bitcoin network to allow transaction confirmation.

Upon the addition of a block included in the Bitcoin Blockchain, the bitcoin network software program of both the spending party and the receiving party will show confirmation of the transaction on the Bitcoin Blockchain and reflect an adjustment to the bitcoin balance in each party's bitcoin network public key, completing the bitcoin transaction. Once a transaction is confirmed on the Bitcoin Blockchain, it is irreversible.

Some bitcoin transactions are conducted "off-blockchain" and are therefore not recorded in the Bitcoin Blockchain. Some "off-blockchain transactions" involve the transfer of control over, or ownership of, a specific digital wallet holding bitcoin or the reallocation of ownership of certain bitcoin in a digital wallet containing assets owned by multiple persons, such as a digital wallet maintained by a digital assets platform. In contrast to on-blockchain transactions, which are publicly recorded on the Bitcoin Blockchain, information and data regarding off-blockchain transactions are generally not publicly available.

Therefore, off-blockchain transactions are not truly bitcoin transactions in that they do not involve the transfer of transaction data on the bitcoin network and do not reflect a movement of bitcoin between addresses recorded in the Bitcoin Blockchain. For these reasons, off-blockchain transactions are subject to risks as any such transfer of bitcoin ownership is not protected by the protocol behind the bitcoin network or recorded in, and validated through, the blockchain mechanism.

The Bitcoin Blockchain has a number of impediments that would need to be addressed in order for it to be adopted as a more mainstream payment system, including:

•  Scalability: Blockchain networks can be slow and inefficient due to the high computational requirements needed to validate transactions. As the number of users, transactions, and applications increases, the ability of blockchain networks to process and validate them in a timely way becomes strained. This makes blockchain networks difficult to use in applications that require fast transaction processing speeds.

•  Transaction fees: Bitcoin's network requires fees to process transactions, which can fluctuate dramatically based on network congestion and the data size of a transaction. During periods of high demand, these fees can increase greatly, making small, everyday transactions, like buying a coffee, impractical. This volatility in transaction costs significantly undermines Bitcoin's utility as a medium for daily financial activities.

•  Volatility of bitcoin: The price of bitcoin is primarily determined by supply and demand in the cryptocurrency markets. As a relatively new and speculative asset, its price can fluctuate wildly based on investor sentiment, news, and market trends. It also has a fixed maximum supply of 21 million coins, which scarcity can lead to price volatility as demand fluctuates against a capped supply. Further, unlike traditional currencies backed by governments or commodities with industrial uses, bitcoin's value is largely based on belief in its future potential, making it susceptible to rapid changes in public perception.

•  Interoperability: There are currently many different blockchain platforms — each with its own protocols and standards — and they often do not work well together. This lack of interoperability can lead to inefficiencies, as individuals and companies may need to navigate multiple platforms and use a number of tokens or cryptocurrencies to interact with different networks. This fragmentation can also hinder collaboration, stifle innovation, and prevent the seamless exchange of data and value between different blockchain ecosystems.

Further development of the Bitcoin Blockchain is increasingly dependent on the development of second-layer protocols due to inherent scalability limitations in its base layer. Bitcoin's primary blockchain prioritizes security and decentralization, which comes at the cost of limited transaction throughput and higher fees during periods of high demand. Second-layer protocols, such as the Lightning Network, aim to address these limitations by enabling faster and cheaper transactions off-chain while still leveraging bitcoin's security model. These protocols allow for micropayments, increased privacy, and improved scalability without compromising the core principles of the bitcoin network. As adoption grows, second-layer solutions become crucial for bitcoin to function as a viable medium of exchange for everyday transactions, in addition to its role as a store of value.

The bitcoin network was first launched in 2009 and bitcoins were the first cryptographic digital assets created to gain global adoption and critical mass. Although the bitcoin network is the most established digital asset network, the bitcoin network and other cryptographic and algorithmic protocols governing the issuance of digital assets represent a new and rapidly evolving industry that is subject to a variety of factors that are difficult to evaluate. Moreover, because digital assets, including bitcoin, have been in existence for a short period of time and are continuing to develop, there may be additional risks in the future that are impossible to predict as of the date of this prospectus. Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETP's shares depends on the acceptance of bitcoin. The realization of one or more of the following risks could materially adversely affect the value of the Underlying ETP's shares.

Digital assets, including bitcoin, are controllable only by the possessor of both the unique public key and private key or keys relating to the bitcoin network address, or "wallet", at which the digital assets are held. Private keys must be safeguarded and kept private in order to prevent a third-party from accessing the digital asset held in such wallet. The loss, theft, compromise or destruction of a private key required to access a digital asset may be irreversible. If a private key is lost, stolen, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the digital asset corresponding to that private key and the private key will not be capable of being restored by the digital asset network resulting in the total loss of the value of the digital asset linked to the private key.

Over the past decade, bitcoin mining operations have evolved from individual users mining with computer processors, graphics processing units and first-generation application specific integrated circuit machines to "professionalized" mining operations using proprietary hardware or sophisticated machines. If the profit margins of bitcoin mining operations are not sufficiently high, including due to an increase in electricity costs or a decline in the market price of bitcoin, or if bitcoin mining operations are unable to arrange alternative sources of financing (e.g., if lenders refuse to make loans to such miners), bitcoin miners are more likely to immediately sell more bitcoins than they otherwise would, resulting in an increase in liquid supply of bitcoin, which would generally tend to reduce bitcoin's market price.

More than 10,000 other digital assets have been developed since the inception of bitcoin. However, bitcoin is currently the most developed digital asset because of the length of time it has been in existence, the investment in the infrastructure that supports it, and the network of individuals and entities that are using bitcoin in transactions. Some industry groups are also creating private, permissioned blockchain versions of digital assets.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at: www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this prospectus.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Underlying ETP Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Underlying ETP Risk — The Fund invests in OTC Options and, if and when available, FLEX Options that reference an Underlying ETP, which subjects the Fund to certain of the risks of owning shares of an Underlying ETP as well as the types of instruments in which the Underlying ETP invests. The value of an Underlying ETP will fluctuate over time based on fluctuations in the values of the securities held by the ETP, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, Underlying ETPs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETP and, in turn, the value of the Fund's shares. An Underlying ETP that tracks an index may not exactly match the performance of the Index due to cash drag, differences between the portfolio of the Underlying ETP and the components of the Index, expenses and other factors.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Cap Change Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Capital Protection Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of Underlying ETP losses if the Underlying ETP's share price decreases over the duration of the Outcome Period. The Fund's strategy seeks to deliver returns that match those of the Underlying ETP (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into OTC Options or, if and when available, FLEX Options, and U.S. Treasury securities and held until those instruments expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after these instruments were entered into or sells Fund Shares prior to the expiration (or maturity) of these investments, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the Underlying ETP has increased in value, the Capital Protection will not protect any decreases in the value of the Underlying ETP to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome period and the Underlying ETP has increased in value, an investor purchasing Fund Shares at that point will not benefit from the Capital Protection until the Underlying ETP's value decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the OTC Options, FLEX Options and U.S. Treasury securities (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment. At this time FLEX Options related to the Underlying ETP are not currently available for trading but are expected to be used by the Fund if and when they do become available.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Capped Upside Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETP experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETP to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that match those of the Underlying ETP (up to the Cap), while protecting against the entirety of downside losses of the Underlying ETP, if Fund Shares are held at the time at which the Fund enters into OTC Options and FLEX Options and held until they expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after these investments were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the OTC Options and FLEX Options are designed to produce returns that match the price return of the Underlying ETP (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of these investments, such investor may sell at a point where the Fund's performance does not match the performance of the Underlying ETP over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETP. At this time FLEX Options related to the Underlying ETP are not currently available for trading but are expected to be used by the Fund if and when they do become available.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Cash Holdings Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Concentration Risk — The Underlying ETP holds only bitcoin and cash. As a result, the Underlying ETP's holdings are not diversified. Accordingly, the Underlying ETP's net asset value may be more volatile than another investment vehicle with a more broadly diversified portfolio and may fluctuate substantially over short or long periods of time. Fluctuations in the price of bitcoin are expected to have a direct impact on the value of the shares of the Underlying ETP. The Underlying ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of bitcoin. The Sponsor does not actively manage the bitcoin held by the Underlying ETP. This means the Sponsor does not speculatively sell bitcoin at times when its price is high or speculatively acquire bitcoin at low prices in the expectation of future price increases. It also means the Underlying ETP will not utilize leverage, derivatives or any similar arrangements in seeking to meet its investment objective. Any losses sustained by the Underlying ETP will adversely affect the value of its shares.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Correlation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Correlation Risk — Any options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the option's value will be affected by, among other things, changes in the Underlying ETP's share price or price of bitcoin, changes in interest rates, changes in the actual and implied volatility of the Underlying ETP's share price and bitcoin and the remaining time until the options expire, the value of the Fund's options positions is not anticipated to increase or decrease at the same rate as the Underlying ETP's share price, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the Underlying ETP's share price. The Fund's strategy is designed to produce the outcomes upon the expiration of the options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Costs of Buying and Selling Fund Shares [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Counterparty Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Counterparty Risk — The use of OTC Options involves the risk that a loss may be sustained as a result of the failure of the Counterparty to make required payments or otherwise comply with the contract's terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties. As OTC Options are not centrally cleared, no such organization exists in connection with these options. This risk may be heightened to the extent the Fund transacts with a counterparty that is not registered with any federal or state financial regulator.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Digital Assets Risk [Member]
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Risk [Text Block]	oef_RiskTextBlock	• Digital Assets Risk — Risk factors related to digital assets include:- The trading prices of many digital assets, including bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Underlying ETP and the Underlying ETP could lose all or substantially all of its value.- The value of the Underlying ETP is subject to a number of factors relating to the fundamental investment characteristics of bitcoin as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Bitcoin Blockchain.- Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETP depends on the acceptance of bitcoin.- Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network's ability to grow and respond to challenges.Risk factors related to digital asset markets include:- The value of the Underlying ETP relates directly to the value of bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors.- The Underlying ETP's benchmark index has a limited performance history, the index price could fail to track the global bitcoin price, and a failure of the index price could adversely affect the value of the Underlying ETP.- The index price used to calculate the value of the Underlying ETP's bitcoin may be volatile, adversely affecting the value of the Shares.The value of the Underlying ETP's shares relates directly to the value of bitcoin, the value of which may be highly volatile and subject to fluctuations due to a number of factors that could adversely affect the value of the Underlying ETP's shares. Those factors include:- an increase in the global bitcoin supply or a decrease in global bitcoin demand;- market conditions of, and overall sentiment towards, the digital assets and blockchain technology industry;- the adoption of bitcoin as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of the open-source software protocol of the bitcoin network, and its ability to meet user demands;- manipulative trading activity on digital asset trading platforms, which, in many cases, are largely unregulated;- forks in the bitcoin network;- investors' expectations with respect to interest rates, the rates of inflation of fiat currencies or bitcoin, and digital asset exchange rates;- consumer preferences and perceptions of bitcoin specifically and digital assets generally;- negative events, publicity, and social media coverage relating to the digital assets and blockchain technology industry;- fiat currency withdrawal and deposit policies on digital asset trading platforms;- the liquidity of digital asset markets and any increase or decrease in trading volume or market making on digital asset markets;- business failures, bankruptcies, hacking, fraud, crime, government investigations, or other negative developments affecting digital asset businesses, including digital asset trading platforms, or banks or other financial institutions and service providers which provide services to the digital assets industry; the use of leverage in digital asset markets, including the unwinding of positions, "margin calls", collateral liquidations and similar events;- investment and trading activities of large or active consumer and institutional users, speculators, miners, and investors in bitcoin;- an active derivatives market for bitcoin or for digital assets generally;- monetary policies of governments, legislation or regulation, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of bitcoin as a form of payment or the purchase of bitcoin on the digital asset markets;- global or regional political, economic or financial conditions, events and situations, or major public issues;- fees associated with processing a bitcoin transaction and the speed at which bitcoin transactions are settled;- the maintenance, troubleshooting, and development of the bitcoin network including by miners and developers worldwide;- the ability for the bitcoin network to attract and retain miners to secure and confirm transactions accurately and efficiently;- ongoing technological viability and security of the bitcoin network and bitcoin transactions, including vulnerabilities against hacks and scalability;- financial strength of market participants;- the availability and cost of funding and capital;- the liquidity and credit risk of digital asset trading platforms;- interruptions in service from or closures or failures of major digital asset trading platforms or their banking partners, or outages or system failures affecting the bitcoin network;- decreased confidence in digital assets and digital assets trading platforms;- poor risk management or fraud by entities in the digital assets ecosystem;- increased competition from other forms of digital assets or payment services; and- the Underlying ETP's own acquisitions or dispositions of bitcoin, since there is no limit on the number of bitcoin that the Underlying ETP may acquire.The trading prices of many digital assets, including bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Underlying ETP's shares and the Underlying ETP's shares could lose all or substantially all of their value. The digital asset markets may still be experiencing a bubble or may experience a bubble again in the future. The value of a bitcoin is subject to momentum pricing due to speculation regarding future appreciation in value rather than robust fundamental analysis, leading to greater volatility. Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETP's shares depends on the market acceptance of bitcoin. Digital asset networks, including the Bitcoin peer-to-peer network and associated blockchain ledger (the "Bitcoin Blockchain" and together the "bitcoin network"), and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, digital assets may not function as intended and parties may be unwilling to use digital assets, which would dampen the growth, if any, of digital asset networks. Because bitcoin is a digital asset, the value of the Underlying ETP's shares is subject to a number of factors relating to the fundamental investment characteristics of digital assets, including the fact that digital assets are bearer instruments and loss, theft, compromise, or destruction of the associated private keys could result in permanent loss of the asset. In addition, the Bitcoin Blockchain has experienced in the past, and may experience in the future, several quirks and unique events, including the first block of bitcoin being untradeable; a 2013 change in how transactions were processed leading to a temporary split in the blockchain; the blockchain experiencing small reorganizations due to network propagation issues or miner behavior; and the block subsidy halving in 2020 taking longer than expected due to slower block times.Digital asset networks are dependent upon the internet. A disruption of the internet or a digital asset network, such as the bitcoin network, would affect the ability to transfer digital assets, including bitcoin, and, consequently, their value.To the extent that any miners cease to record transactions that do not include the payment of a transaction fee in solved blocks or do not record a transaction because the transaction fee is too low, such transactions will not be recorded on the Bitcoin Blockchain until a block is mined by a miner who does not require the payment of transaction fees or is willing to accept a lower fee. Any widespread delays in the recording of transactions could result in a loss of confidence in a digital asset network.If the digital asset award for mining blocks and transaction fees for recording transactions on the bitcoin network are not sufficiently high to incentivize miners, or if certain jurisdictions continue to limit mining activities, miners may cease expanding processing power to mine blocks, could demand high transaction fees or confirmations of transactions on the Bitcoin Blockchain could be slowed, each of which could negatively impact the value of bitcoin and the value of the Underlying ETP's shares.Digital asset mining operations can consume significant amounts of electricity, which may have a negative environmental impact and give rise to public opinion against allowing, or government regulations restricting, the use of electricity for mining operations. Additionally, miners may be forced to cease operations during an electricity shortage or power outage, or if electricity prices increase where the mining activities are performed.The open-source structure of many digital asset network protocols, such as the protocol for the bitcoin network, means that developers and other contributors are generally not directly compensated for their contributions in maintaining and developing such protocols. A loose community referred to as the "core developers" and other contributors to the bitcoin network are generally not directly compensated for their contributions in maintaining and developing the bitcoin network protocol. A failure to properly monitor and upgrade the bitcoin network protocol could damage the bitcoin network and an investment in the Underlying ETP. Bitcoin is rewarded solely for mining activity and is not sold to raise capital for the Bitcoin network, and the bitcoin network protocol itself is made available for free rather than sold or made available subject to licensing or subscription fees and its use does not generate revenues for its development team. Consequently, there is a lack of financial incentive for developers to maintain or develop the bitcoin network and the core developers may lack the resources to adequately address emerging issues with the bitcoin network protocol. Although the bitcoin network is currently supported by the core developers, there can be no guarantee that such support will continue or be sufficient in the future. For example, the bitcoin network is maintained and developed largely on a GitHub resource section dedicated to bitcoin development, and there have been recent reports that the number of core developers who have the authority to make amendments to the bitcoin network's source code in the GitHub repository is relatively small, although there are believed to be a larger number of developers who contribute to the overall development of the source code of the bitcoin network. Alternatively, some developers may be funded by entities whose interests are at odds with other participants in the bitcoin network. In addition, a bad actor could also attempt to interfere with the operation of the bitcoin network by attempting to exercise a malign influence over a core developer. To the extent that material issues arise with the bitcoin network protocol and the core developers and open-source contributors are unable to address the issues adequately or in a timely manner, the bitcoin network and an investment in the Underlying ETP may be adversely affected.The core developers can propose amendments to the bitcoin network's source code that, if accepted by miners and users, could alter the protocols and software of the bitcoin network and the properties of bitcoin. These alterations would occur through software upgrades, and could potentially include changes to the irreversibility of transactions and limitations on the mining of new bitcoin, which could undermine the appeal and market value of bitcoin. Alternatively, software upgrades and other changes to the protocols of the bitcoin network could fail to work as intended or could introduce bugs, security risks, or otherwise adversely affect, the speed, security, usability, or value of the bitcoin network or bitcoins. As a result, the bitcoin network could be subject to changes to its protocols and software in the future that may adversely affect an investment in the Underlying ETP. The acceptance of software patches or upgrades by a significant, but not overwhelming, percentage of the users and miners in a digital asset network, such as the bitcoin network, could result in a "fork" in such network's blockchain, including the Bitcoin Blockchain, resulting in the operation of multiple separate networks. A fork can introduce new security and operability risks to the original and the new networks, and may adversely impact confidence in the digital assets, and consequentially, their value. Even where amendments are approved by all or substantially all of the users and miners of bitcoin network, those amendments to the protocols and software could adversely affect an investment in the Underlying ETP. The Bitcoin Blockchain has experienced forks previously.The governance of decentralized networks, such as the bitcoin network, is by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of any particular decentralized digital asset network, which may stymie such network's utility and ability to grow and face challenges. As a result, there may be a lack of consensus or clarity on the governance of the bitcoin network, which may stymie the bitcoin network's utility and ability to grow and face challenges. In particular, it may be difficult to find solutions or martial sufficient effort to overcome any future problems on the bitcoin network, especially long-term problems. Further, changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network's ability to grow and respond to challenges. The foregoing notwithstanding, the protocols for some decentralized networks, such as the bitcoin network, are informally managed by a group of core developers that propose amendments to the relevant network's source code. Core developers' roles evolve over time, largely based on self-determined participation. As a result of the foregoing, it may be difficult to find solutions or marshal sufficient effort to overcome any future problems, especially long-term problems, on digital asset networks. If a significant majority of users and miners adopt amendments to a decentralized network based on the proposals of such core developers, such network will be subject to new protocols that may adversely affect the value of the relevant digital asset.The Underlying ETP is not actively managed and will not have any formal strategy relating to the development of the bitcoin network.Moreover, in the past, flaws in the source code for digital assets have been exposed and exploited, including flaws that disabled some functionality for users, exposed users' personal information and/or resulted in the theft of users' digital assets. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the bitcoin network or take the Underlying ETP's bitcoin, which would adversely affect the value of the Underlying ETP's shares. Moreover, functionality of the bitcoin network may be negatively affected such that it is no longer attractive to users, thereby dampening demand for bitcoin. Even if another digital asset other than bitcoin were affected by similar circumstances, any reduction in confidence in the source code or cryptography underlying digital assets generally could negatively affect the demand for digital assets and therefore adversely affect the value of the Underlying ETP's shares.All networked systems are vulnerable to various kinds of attacks. As with any computer network, the bitcoin network contains certain flaws. For example, the bitcoin network is currently vulnerable to a "51% attack" where, if a miner or mining pool were to gain control of more than 50% of the hash rate for a the bitcoin network, it would be able to prevent new transactions from being confirmed, and reverse new transactions that are completed while they are in control of the network, effectively enabling them to double-spend their bitcoins. In addition, many digital asset networks have been subjected to a number of denial-of-service attacks, which has led to temporary delays in block creation and in the transfer of bitcoin. Any similar attacks on the bitcoin network that impact the ability to transfer bitcoin could have a material adverse effect on the price of bitcoin and the value of the Fund Shares.Bitcoin has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of bitcoin by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for bitcoin transactions, process wire transfers to or from digital asset trading platforms, bitcoin-related companies or service providers or maintain accounts for persons or entities transacting in bitcoin. As a result, the price of bitcoin may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future. Volatility in the price of digital assets may dampen liquidity in the market and damage the public perception of digital assets generally or any one digital asset in particular, such as bitcoin, and their or its utility as a payment system, which could decrease the price of digital assets generally or individually. Further, the lack of availability of banking services could prevent the Underlying ETP from being able to complete creations and redemptions of Baskets, the timely liquidation of bitcoin and withdrawal of assets from the custodian on behalf of the Underlying ETP, even if the Underlying ETP's sponsor determined that such liquidation was appropriate or suitable, or otherwise disrupt the Underlying ETP's operations.Certain privacy-preserving features have been or are expected to be introduced to digital asset networks, such as the bitcoin network, and platforms or businesses that facilitate transactions in bitcoin may be at an increased risk of criminal or civil lawsuits, or of having banking services cut off, if there is a concern that these features interfere with the performance of anti-money laundering duties and economic sanctions checks or facilitate illicit financing or crime.Users, developers and miners may otherwise switch to or adopt certain digital assets at the expense of their engagement with other digital asset networks, which may negatively impact those networks, including the bitcoin network. Competition from the emergence or growth of other digital assets or methods of investing in bitcoin could have a negative impact on the price of bitcoin and adversely affect the value of the Fund Shares.Many digital asset networks, including the bitcoin network, face significant scaling challenges due to the fact that public blockchains generally face a tradeoff between security and scalability. One means through which public blockchains achieve security is decentralization, meaning that no intermediary is responsible for securing and maintaining these systems. For example, a greater degree of decentralization generally means a given digital asset network is less susceptible to manipulation or capture. A digital asset network may be limited in the number of transactions it can process by the capabilities of each single fully participating node. Attempts to increase the volume of transactions may not be effective, and such upgrades may fail, resulting in potentially irreparable damage to the bitcoin network and to the value of bitcoin.If corresponding increases in network throughput lag behind growth in the use of digital asset networks, average fees and settlement times may increase considerably. For example, the bitcoin network has been, at times, at capacity, which has led to increased transaction fees. Since January 1, 2019, bitcoin transaction fees have increased from $0.18 per-bitcoin transaction, on average, to a high of $60.95 per transaction, on average, on April 20, 2021. As of December 31, 2023, bitcoin transaction fees were $4.45 per transaction, on average, over a one-year trailing basis. Increased fees and decreased settlement speeds could preclude certain uses for bitcoin (e.g., micropayments), and could reduce demand for, and the price of, bitcoin, which could adversely impact the value of the Underlying ETP's shares. In May 2023, events related to the adoption of ordinals, which are a means of inscribing digital content on the Bitcoin Blockchain, caused transaction fees to temporarily spike above $30 per transaction.There is no guarantee that any of the mechanisms in place or being explored for increasing the scale of settlement of the bitcoin network transactions will be effective, or how long these mechanisms will take to become effective, which could cause the bitcoin network to not adequately resolve scaling challenges and adversely impact the adoption of bitcoin as a medium of exchange and the value of the Underlying ETP's shares.Digital assets may have concentrated ownership — large holders referred to as "whales" — and large sales or distributions by holders of such digital assets could have an adverse effect on the market price of such digital assets. Given the large amount of bitcoin they hold, these holders have the ability to manipulate the price of bitcoin.The largest bitcoin wallets are believed to hold, in aggregate, a significant percentage of the bitcoins in circulation. Moreover, it is possible that other persons or entities control multiple wallets that collectively hold a significant number of bitcoins, even if they individually only hold a small amount, and it is possible that some of these wallets are controlled by the same person or entity. As a result of this concentration of ownership, large sales or distributions by such holders could have an adverse effect on the market price of bitcoin.The index utilized by the Underlying ETP Fund has a limited performance history, the index price could fail to track the global bitcoin price, and a failure of the index price could adversely affect the value of the Underlying ETP's shares.The index price used by the Underlying ETP Fund to calculate the value of the Underlying ETP Fund's bitcoin may be volatile, adversely affecting the value of the Underlying ETP's shares.Because the Underlying ETP holds only bitcoin and cash, an investment in the Underlying ETP may be more volatile than an investment in a more broadly diversified portfolio. Accordingly, the Underlying ETP's net asset value may be more volatile than another investment vehicle with a more broadly diversified portfolio and may fluctuate substantially over short or long periods of time. Fluctuations in the price of bitcoin are expected to have a direct impact on the value of the Underlying ETP's shares.Digital asset trading platforms are relatively new and, in some cases, unlicensed, unregulated, operate without extensive supervision by governmental authorities. Many operate outside the United States and may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions, may take the position that they are not subject to laws and regulations that would apply to a national securities exchange or designated contract market in the United States, or may, as a practical matter, be beyond the ambit of U.S. regulators. As a result, trading activity on or reported by these digital asset trading platforms is generally significantly less regulated than trading in regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues.Furthermore, while many prominent digital asset trading platforms provide the public with significant information regarding their ownership structure, management teams, corporate practices, cybersecurity and regulatory compliance, many digital asset trading platforms do not provide this information. Digital asset trading platforms may not be subject to, or may not be operating in compliance with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. As a result, the marketplace may lose confidence in digital asset trading platforms, including prominent platforms that handle a significant volume of bitcoin trading. Digital asset trading platforms are subject to enforcement actions by regulatory authorities and may be operating out of compliance with regulation. The bitcoin market globally and in the United States is not subject to comparable regulatory guardrails as exist in regulated securities markets. Furthermore, many bitcoin trading venues lack certain safeguards put in place by exchanges for more traditional assets to enhance the stability of trading on the exchanges and prevent "flash crashes," such as limit-down circuit breakers. As a result, the prices of bitcoin on trading venues may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Tools to detect and deter fraudulent or manipulative trading activities such as market manipulation, front-running of trades, and wash-trading may not be available to or employed by digital asset trading platforms, or may not exist at all. The SEC has identified possible sources of fraud and manipulation in the bitcoin market generally, including, among others: (1) "wash trading"; (2) persons with a dominant position in bitcoin manipulating bitcoin pricing; (3) hacking of the bitcoin network and trading platforms; (4) malicious control of the bitcoin network; (5) trading based on material, non-public information (for example, plans of market participants to significantly increase or decrease their holdings in bitcoin, new sources of demand for bitcoin) or based on the dissemination of false and misleading information; (6) manipulative activity involving purported "stablecoins," including Tether (the price of bitcoin may be affected due to stablecoins (including Tether and U.S. Dollar Coin (USDC)), the activities of stablecoin issuers and their regulatory treatment); and (7) fraud and manipulation at bitcoin trading platforms. The effect of potential market manipulation, front-running, wash-trading, and other fraudulent or manipulative trading practices may inflate the volumes actually present in crypto market and/or cause distortions in price, which could adversely affect the Underlying ETP and cause losses to the Fund.As digital assets have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, CFPB, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS and state financial institution regulators) have been examining the operations of digital asset networks, digital asset users and the digital asset trading platform markets, with particular focus on the extent to which digital assets can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises and the safety and soundness of exchanges or other service-providers that hold digital assets for users. Many of these state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, federal and state agencies, and other countries have issued rules or guidance about the treatment of digital asset transactions or requirements for businesses engaged in digital asset activity. However, no U.S. federal or state agency exercises comprehensive supervisory jurisdiction over global or domestic markets for bitcoin.U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity. The U.S. Treasury Department has expressed concern regarding digital assets' potential to be used to fund illicit activities and may seek to implement new regulations governing digital asset activities to address these concerns. Digital asset markets in the United States exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of bitcoin or the Fund Shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of bitcoins, mining activity, digital wallets, the provision of services related to trading and custodying bitcoin, the operation of the bitcoin network, or the digital asset markets generally.Various foreign jurisdictions have, and may continue to, in the near future, adopt laws, regulations or directives that may affect the bitcoin network, digital asset trading platforms, and their users, particularly digital asset trading platforms and service providers that fall within such jurisdictions' regulatory scope. There remains significant uncertainty regarding foreign governments' future actions with respect to the regulation of digital assets and digital asset trading platforms. Such laws, regulations or directives may conflict with those of the United States and may negatively impact the acceptance of bitcoin by users, merchants and service providers outside the United States and may therefore impede the growth or sustainability of the bitcoin economy in their jurisdictions or globally, or otherwise negatively affect the value of bitcoin. The effect of any future regulatory change on the Underlying ETP or bitcoin is impossible to predict, but such change could be substantial and adverse to the Underlying ETP and the value of the Fund Shares.Competition from central bank digital currencies ("CBDCs") and emerging payments initiatives involving financial institutions could adversely affect the value of bitcoins and other digital assets.In addition, over the past several years, some digital asset trading platforms have been closed due to fraud and manipulative activity, business failure or security breaches. In many of these instances, the customers of such digital asset trading platforms were not compensated or made whole for the partial or complete losses of their account balances in such digital asset trading platforms. While, generally speaking, smaller digital asset trading platforms are less likely to have the infrastructure and capitalization that make larger digital asset trading platforms more stable, larger digital asset trading platforms are more likely to be appealing targets for hackers and malware and their shortcomings or ultimate failures are more likely to have contagion effects on the digital asset ecosystem, and therefore may be more likely to be targets of regulatory enforcement action.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Risks Associated with the Index [Member]
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Risk [Text Block]	oef_RiskTextBlock	• Risks Associated with the Index — The failure of the Index methodology to measure the actual value of bitcoin could have an adverse effect on the Underlying ETP and on the value of an investment in the Underlying ETP. In addition, the value of bitcoin as calculated by the Index methodology may differ from the value of bitcoin calculated by other methodologies and the price of bitcoin on any single spot market.The Underlying ETP may not achieve the desired degree of correlation between its performance and that of the Index and thus may not achieve its investment objective. The difference in performance may be due to factors such as fees, transaction costs, redemptions of, and subscriptions for, Underlying ETP shares, pricing differences, differences in the timing of the addition or removal of constituent exchanges underlying the Index or the cost to the Underlying ETP of complying with various new or existing regulatory requirements.The Index was developed by the CF Benchmarks Ltd., the "Index Administrator". The Index Administrator has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the Underlying ETP's NAV. Any such changes could affect the present, past and expected levels of the Index and could adversely affect performance of the Index. The Index Administrator does not have any obligation to take the needs of the Fund, the Fund's shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. By investing in the Fund, shareholders will have no rights against the Index Administrator or any other persons that have discretion over the Index, even though these entities administer, oversee and determine the Index.Furthermore, because the number of digital asset trading platforms is limited, the Index will necessarily be comprised of a limited number of digital asset trading platforms. If a digital asset trading platform were subjected to regulatory, volatility or other pricing issues, the Index Administrator would have limited ability to remove such digital asset trading platform from the Index, which could skew the price of bitcoin as represented by the Index. Trading on a limited number of digital asset trading platforms may result in less favorable prices and decreased liquidity of bitcoin and, therefore, could have an adverse effect on the value of the Underlying ETP shares.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Risks Associated with Investing in the Underlying ETP [Member]
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Risk [Text Block]	oef_RiskTextBlock	• Risks Associated with Investing in the Underlying ETP — Investing in bitcoin and, consequently, the Underlying ETP, is speculative. All investments made by the Underlying ETP will risk the loss of capital. Therefore, an investment in the Underlying ETP involves a high degree of risk, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Underlying ETP's investment program will be successful, that the Underlying ETP will achieve its investment objective or that there will be any return of capital invested to investors in the Underlying ETP, and investment results may vary. The Underlying ETP's NAV may not always correspond to the market price of bitcoin. The NAV of the Underlying ETP will change as fluctuations occur in the market price of the Underlying ETP's bitcoin holdings. Shareholders should be aware that the public trading price per share may be different from the NAV for a number of reasons, including price volatility and the fact that supply and demand forces at work in the secondary trading market for shares are related, but not identical, to the supply and demand forces influencing the market price of bitcoin. The Underlying ETP's ability to buy or sell bitcoin may be adversely affected by limited trading volume, lack of a market maker, or legal restrictions.Unlike other funds that may invest in diversified assets, the Underlying ETP's investment strategy is concentrated in a single asset within a single asset class. This concentration maximizes the degree of the Underlying ETP's exposure to a variety of market risks associated with bitcoin and digital assets. By concentrating its investment strategy solely in bitcoin, any losses suffered as a result of a decrease in the value of bitcoin can be expected to reduce the value of an interest in the Underlying ETP and will not be offset by other gains if the Underlying ETP were to invest in underlying assets that were diversified.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Equity Securities Risk [Member]
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Risk [Text Block]	oef_RiskTextBlock	• Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETP's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETP fall, the value of your investment in the Fund will decline.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Interest Rate Risk [Member]
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Risk [Text Block]	oef_RiskTextBlock	• Interest Rate Risk — Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. Prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Investment Timing Risk [Member]
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Risk [Text Block]	oef_RiskTextBlock	• Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the Underlying ETP. The Fund's downside protection and upside participation of the Underlying ETP may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETP during the one-year options package. However, Fund Shares may not experience the same price movement as the price movement of the Underlying ETP. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETP's price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETP's share price has increased from its price at the beginning of the options package period, the investor may not be 100% protected against Underlying ETP downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the Underlying ETP's share price has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in the Underlying ETP's value.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Liquidity Risk [Member]
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Risk [Text Block]	oef_RiskTextBlock	• Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Liquidity Risk — OTC Option [Member]
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Risk [Text Block]	oef_RiskTextBlock	• Liquidity Risk — OTC Options — There is no guarantee that a liquid secondary trading market will exist for the OTC Options. The trading in OTC Options may be less deep and liquid than the market for certain other securities, including exchange traded option contracts. In a less liquid market for the OTC Options, terminating the OTC Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. A less liquid trading market may adversely impact the value of the OTC Options and the value of your investment.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Market Maker Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | New Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. Until FLEX Options become available, the Fund will purchase and sell OTC Options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed call options. OTC Options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | OTC Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• OTC Options Risk — Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the Underlying ETP underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Advisor's assessment of any Counterparty may be inaccurate or incomplete and is subject to considerable judgment, which may be incorrect.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Premium-Discount Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Secondary Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Sector Risk — To the extent the Underlying ETP invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Underlying ETP may underperform the broader market, or experience greater volatility.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. The federal income tax treatment of certain aspect of the Fund's operations — including its option strategy, its hedging strategy, and the possible application of the "straddle" rules and various loss limitations — is not entirely clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from "qualifying income," meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of derivatives that provide exposure to the Underlying ETP or Bitcoin is not entirely clear, and thus whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to Bitcoin as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund's ability to qualify as a RIC. For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. The Underlying ETP is expected to be treated as the issuer of certain of the Fund's investments, which may make it more difficult for the Fund to meet the diversification tests. In addition, an adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund's investments may adversely affect the Fund's ability to qualify as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.The Fund's investments in offsetting positions with respect to the Underlying ETP may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Trading Issues Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | U.S. Government Security Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | U.S. Treasury Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• U.S. Treasury Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury securities to decline. U.S. Treasury securities are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. Treasury securities are guaranteed only as to the timely payment of interest and payment of principal when held to maturity.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the OTC or FLEX Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Advisor in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	221
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	$ 221

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.